Commonwealth Annuity and Life Insurance Company	commonwealthannuity.com
132 Turnpike Road, Suite 210	* 800.533.7881
Southborough, MA 01772 508-460-2400 — phone 508-460-2401 — fax

Commonwealth Annuity and Life Insurance Company
a Goldman Sachs Company

ANNUAL REPORT — 12/31/2012

FOR CONTRACT HOLDERS OF:  COMMONWEALTH ANNUITY ESTATE OPTIMIZER

March 19, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Subj:	VEL ACCOUNT III
1940 Act Registration Number: 811-8857
1933 Act Registration Numbers: 333-58385
CIK: 0001040492
Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), VEL Account III, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Goldman Sachs Variable Insurance Trust (Services Shares)	1046292	February 25, 2013
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(Series I Shares)	896435	February 28, 2013
AllianceBernstein Variable Products Series Fund, Inc. (Class B)	825316	February 22, 2013
Delaware VIP Trust (Standard Class)	814230	March 4, 2013
Fidelity Variable Insurance Products Fund (Initial Class)	356494	February 20, 2013
Fidelity Variable Insurance Products Fund II (Initial Class)	831016	February 20, 2013
Franklin Templeton Variable Insurance Products Trust (Class 2)	837274	March 6, 2013
Janus Aspen Series (Service Shares)	906185	February 28, 2013
T. Rowe Price International Series, Inc.	918292	February 25, 2013

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Senior Vice President, General Counsel and Corporate Secretary

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772